Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense

The following table reconciles the expected income tax (recovery) expense calculated at the Canadian statutory rate of 23% (2023 – 23%) to the actual income tax (recovery) expenses.

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Income (loss) before taxes	$36,532	$(116,285)
Expected statutory income tax rate	23.00%	23.00%
Expected income tax (expense) recovery	(8,402)	26,746
Permanent differences	(2,025)	(24,149)
Effect of change of control (Note 22)	(8,663)	-
Change in unrecognized deferred income tax asset	103,969	(21,983)
Deferred income tax recovery (expense)	$84,879	$(19,386)

Schedule of Deferred Tax Asset (Liability)
As at ($ thousands)	December 31, 2024	December 31, 2023
Deferred tax asset (liability) related to:
Property, plant & equipment	$(146,895)	$(125,153)
Corporate non-capital tax losses carried forward	293,561	285,325
Corporate capital tax losses carried forward	-	2,609
Risk management contracts	57	96
Share issuance costs	1,913	2,594
Long-term debt	4,538	6,793
Deferred tax asset not recognized	-	(103,969)
Deferred tax asset	$153,174	$68,295

Schedule of Taxable Income

As at December 31, 2024 the Company had the following income tax pools, which may be used to reduce taxable income in future years, limited to the applicable rates of utilization:

($ thousands)	Rate of Utilization (%)	Amount
Undepreciated capital cost	7-55	$196,095
Canadian oil and gas property expenditures	10	12,910
Canadian development expenditures	30	84,670
Non-capital and other losses carried forward(1)	100	1,414,419
Other	Various	43,255
Total federal income tax pools		$1,751,349
Adjustment for differences in provincial income tax pools(2)		(137,255)
Combined federal and provincial income tax pools		$1,614,094

(1)	Other losses include restricted interest and finance expenses that are fully deductible against eligible income.

(2)	Provincial non-capital losses carried forward are approximately $396.9 million less than federal non-capital losses.